Provisions, income tax liabilities and other liabilities - Summary of Other Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
Environmental risks	€ 493	€ 526	€ 650
Product liability risks, litigation and other	1,283	1,652	1,374
Total	€ 1,776	€ 2,178	€ 2,024